Fair Value of Financial Instruments (Details) - Schedule of fair value hierarchy of the valuation techniques - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value of Financial Instruments (Details) - Schedule of fair value hierarchy of the valuation techniques [Line Items]
Fair Value	$ 115,000	$ 402,500
Quoted Prices in Active Markets (Level 1) [Member] | Public Warrants [Member]
Fair Value of Financial Instruments (Details) - Schedule of fair value hierarchy of the valuation techniques [Line Items]
Fair Value	115,000	402,500
Quoted Prices in Active Markets (Level 1) [Member] | Private Placement Warrants [Member]
Fair Value of Financial Instruments (Details) - Schedule of fair value hierarchy of the valuation techniques [Line Items]
Fair Value
Quoted Prices in Active Markets (Level 1) [Member] | Forward Purchase Agreement Liability [Member]
Fair Value of Financial Instruments (Details) - Schedule of fair value hierarchy of the valuation techniques [Line Items]
Fair Value
Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Financial Instruments (Details) - Schedule of fair value hierarchy of the valuation techniques [Line Items]
Fair Value	124,005	353,518
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Fair Value of Financial Instruments (Details) - Schedule of fair value hierarchy of the valuation techniques [Line Items]
Fair Value
Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants [Member]
Fair Value of Financial Instruments (Details) - Schedule of fair value hierarchy of the valuation techniques [Line Items]
Fair Value	124,005	353,518
Significant Other Observable Inputs (Level 2) [Member] | Forward Purchase Agreement Liability [Member]
Fair Value of Financial Instruments (Details) - Schedule of fair value hierarchy of the valuation techniques [Line Items]
Fair Value
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value of Financial Instruments (Details) - Schedule of fair value hierarchy of the valuation techniques [Line Items]
Fair Value	123,287	285,567	5,433,006
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Fair Value of Financial Instruments (Details) - Schedule of fair value hierarchy of the valuation techniques [Line Items]
Fair Value			2,185,000
Significant Other Unobservable Inputs (Level 3) [Member] | Private Placement Warrants [Member]
Fair Value of Financial Instruments (Details) - Schedule of fair value hierarchy of the valuation techniques [Line Items]
Fair Value			1,521,098
Significant Other Unobservable Inputs (Level 3) [Member] | Forward Purchase Agreement Liability [Member]
Fair Value of Financial Instruments (Details) - Schedule of fair value hierarchy of the valuation techniques [Line Items]
Fair Value	$ 123,287	$ 285,567	$ 1,726,908